CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Consolidated net income (loss)	$ (67,936)	$ (38,074)	$ 1,526
Other comprehensive income (expense) - net gain (loss) arising during the period on defined benefit pension plans	(225)	386	(3,660)
Total comprehensive loss	(68,161)	(37,688)	(2,134)
Comprehensive (income) loss attributed to noncontrolling interests	7,663	3,110	(107)
Comprehensive loss attributed to Pacific Ethanol, Inc.	$ (60,498)	$ (34,578)	$ (2,241)